Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets

	Brands and Trademarks	Customer relationships	Intangible assets under development and prepayments	Other intangible assets	Total
Cost
October 1, 2022	1,506,113	345,732	5,731	5,952	1,863,528
Additions	—	—	716	79	795
Disposals	—	—	(5,175)	—	(5,175)
Transfers	—	—	(220)	702	482
Impact of foreign currency translation	(61,929)	(22,473)	—	(13)	(84,415)
September 30, 2023	1,444,184	323,259	1,052	6,720	1,775,215
October 1, 2023	1,444,184	323,259	1,052	6,720	1,775,215
Additions	—	—	10,457	425	10,882
Disposals	—	—	(4)	(938)	(942)
Transfers	—	—	(300)	300	—
Impact of foreign currency translation	(38,369)	(13,338)	(93)	457	(51,343)
September 30, 2024	1,405,815	309,921	11,112	6,964	1,733,812

Accumulated amortization
October 1, 2022	—	(40,722)	(5,146)	(2,459)	(48,327)
Amortization	—	(27,026)	—	(1,546)	(28,572)
Disposals	—	—	5,146	—	5,146
Transfers	—	—	—	—	—
Impact of foreign currency translation	—	2,276	—	(2)	2,274
September 30, 2023	—	(65,472)	—	(4,007)	(69,479)
October 1, 2023	—	(65,472)	—	(4,007)	(69,479)
Amortization	—	(26,662)	—	(1,577)	(28,239)
Disposals	—	—	—	938	938
Transfers	—	—	—	—	—
Impact of foreign currency translation	—	2,820	—	(459)	2,361
September 30, 2024	—	(89,314)	—	(5,105)	(94,419)

Net book value
September 30, 2023	1,444,184	257,787	1,052	2,713	1,705,736
September 30, 2024	1,405,815	220,607	11,112	1,859	1,639,393

Carrying Value of Indefinite-Lived Intangibles

The carrying value of the indefinite-lived intangibles, related to the Birkenstock brand, was the following:

	Americas	Europe	ASPA	MEAI	Total
September 30, 2024	760,768	485,557	108,786	50,704	1,405,815
September 30, 2023	801,621	496,735	98,777	47,051	1,444,184